Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Voyage revenues (notes 6 and 12a)	$ 597,831	$ 591,103	$ 601,256
Voyage expenses	28,190	17,394	21,387
Vessel operating expenses (note 12a)	(124,626)	(116,396)	(111,585)
Time-charter hire expenses	23,487	23,564	19,994
Depreciation and amortization	(130,810)	(129,752)	(136,765)
General and administrative expenses (notes 12a and 17)	(41,040)	(26,904)	(22,521)
Restructuring charges (notes 12a and 18)	(3,223)	0	(3,315)
Income from vessel operations	246,455	226,093	299,253
Equity income (notes 7 and 12a)	115,399	72,233	58,819
Interest expense	(118,618)	(132,806)	(164,521)
Interest income (note 7a)	5,945	6,884	3,985
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	8,523	(33,334)	(13,361)
Foreign currency exchange gain (loss) (notes 10 and 13)	8,612	(21,356)	(9,640)
Other expense (notes 3b and 5a)	(3,882)	(16,910)	(2,454)
Net income before income tax expense	262,434	100,804	172,081
Income tax expense (notes 11 and 14c)	(6,886)	(3,492)	(7,477)
Net income	255,548	97,312	164,604
Preferred unitholders' interest in net income	25,702	25,702	25,702
General partner's interest in net income	3,808	1,023	2,542
Limited partners’ interest in net income	$ 213,138	$ 60,632	$ 124,546
Limited partners’ interest in net income per common unit (note 16):
Basic (USD per unit)	$ 2.45	$ 0.73	$ 1.59
Diluted (USD per unit)	$ 2.44	$ 0.73	$ 1.59
Weighted-average number of common units outstanding (note 16):
Basic (in units)	87,091,647	83,313,097	78,177,189
Diluted (in units)	87,216,312	83,419,004	78,268,412
Common Stock, Dividends, Per Share, Declared	$ 1.11	$ 0.94	$ 0.71
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ 0	$ (51,000)	$ 13,564
Non- controlling Interest
Income Statement [Abstract]
Net income	12,900	9,955	11,814
Non-controlling interest in net income	12,900	9,955	11,814
Non-controlling interest in net income	$ (12,900)	$ (9,955)	$ (11,814)